15005684

NYSE

Received SEC

MAY 04 2015

Washington, DC 20549

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

001- 37373

May 4, 2015

CERT NYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Common Stock $0.00001 par value per share of Commercial Credit, Inc. under the Exchange Act of 1934.

Sincerely,

Silvio Conte